--------------------------------------------------------------------------------
                               John Hancock Funds
--------------------------------------------------------------------------------



                                   Investors
                                     Trust




                               SEMIANNUAL REPORT





                                 June 30, 1997

================================================================================

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl*
                              Richard A. Farrell*
                                Gail D. Fosler*
                               William F. Glavin*
                                Anne C. Hodsdon
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                              Richard S. Scipione
                              Edward J. Spellman*
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer

                                   CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                          TRANSFER AGENT and REGISTRAR
                       State Street Bank & Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109

                   Listed New York Stock Exchange Symbol: JHI
                         John Hancock Closed-End Funds:
                                 1-800-843-0090

                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

The stock market has certainly put on a show since the start of the year. Stocks began 1997 on the high wires, bolstered by a near-perfect "Goldilocks" economy-not too hot, not too cold. In almost a straight shot, the Dow Jones Industrial Average soared through the 7000 level for the first time in early March. Just days later, stocks lost their footing and staged a month-long free-fall in a nervous reaction to rising interest rates and economic data that showed the economy was picking up steam. Stocks gave back all of their year's gain and suffered their worst decline since 1990 during this period. No sooner had real fears begun to beset investors then they were gone, erased in a euphoric rally caused by strong earnings and no signs of inflation. By the end of June, both the Dow and the broader Standard & Poor's 500 Stock Index had risen by 20%-a level not many thought the market would reach all year, let alone in six months. Bondholders have not enjoyed the same bounty, as the bond market has mostly stayed worried about the strength of the economy, the direction of interest rates, and the Federal Reserve's next moves to pre-empt inflation.

     But the stock market's latest advance has amazed many analysts and left them pondering their valuation models, since the market is now more expensive than it has been in decades. It's impossible to know what will happen next in the markets. But whether it's another strong move forward or a retreat, we recommend keeping a long-term perspective, rather than over-focusing on the market's daily twists and turns. While the economic backdrop seems to remain near perfect, the one thing we believe investors should be prepared for is more market volatility. It also makes sense to do something we've always advocated: set realistic expectations, since, as we've also seen this year, markets can move down as fast as they go up.

--------------------------------------------------------------------------------
A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.
--------------------------------------------------------------------------------

     Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. After such a strong advance in equities over the last two and a half years, it could be time to rebalance your portfolio, if you haven't already, to maintain your desired targets of diversification. As part of that process, make sure that your investment strategies still reflect your individual time horizons, objectives and risk tolerance. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                     by James K. Ho, CFA, Portfolio Manager

                                  John Hancock
                                Investors Trust

                 Careful sector allocation and credit selection
                  help Fund performance in fitful environment

Fixed-income securities had a difficult time making headway during the first three months of the semiannual period. Investors nervously awaited each new economic report, hoping for some discernible signs as to the direction of the economy and the Federal Reserve Board's stance on monetary policy. Market turbulence was most pronounced in late February and March, prior to and in response to the Fed's pre-emptive strike against inflation, which entailed a
 .25% increase in the federal funds rate-the rate that member banks charge each other for overnight loans.

     The second quarter registered improved performance, as a series of economic statistics indicating moderate growth and subdued inflation did much to calm investors' inflation concerns. The possibility that the Fed would raise short-term rates again in July became more remote with each new report, and set the stage for what could wind up being an uneventful summer. By the end of the six months ended June 30, 1997, the broad fixed-income market had rebounded enough to effectively offset the weak performance experienced months earlier.

"...the
financial
strength of
corporate
America
helped boost
corporate
bond
prices..."

     Against this fitful backdrop, John Hancock Investors Trust posted solid results, producing a total return of 3.93% at net asset value. The Fund outperformed the average open-end corporate debt A-rated fund, which produced a gain of 2.68% at net asset value, as tracked by Lipper Analytical Services, Inc.

Fund begins fiscal year on a defensive note
Anticipating  unsettled conditions upon entering

--------------------------------------------------------------------------------
A 2 1/4" x 3 3/4" photo of the Fund management team at bottom right. Caption reads: "James K. Ho (seated) and Fund management team members (l - r) Lester Duke, Bverly Cleathero, Seth Robbins, Linda Carter."
--------------------------------------------------------------------------------

================================================================================

                      John Hancock Funds - Investors Trust


--------------------------------------------------------------------------------
Chart with the heading "Top Five Bond Sectors" at top left hand column. Chart lists five holdings: 1) Banks & Financials 29 %; 2U.S. Government & Agencies 23%; 3) Utilities 14%; 4) Transportation 6%; 5) Media 6%. A footnote below states "As a percentage of net assets on June 30, 1997."
--------------------------------------------------------------------------------

fiscal 1997, we kept the Fund's
average duration, a measure of the Fund's sensitivity to interest-rate changes, shorter than its competitors and its benchmark, the Lehman Brothers Government/Corporate Bond Index. We achieved this defensive orientation by aligning assets at opposite ends of the yield curve, owning both short-term and long-term securities to optimize total return potential. The yield curve flattened as bonds experienced downward pressure during the first quarter. This "barbell" strategy helped provide a level of stability.

"Media, finan-
cial services,
and utility
companies are
three areas we
have empha-
sized..."

     As the period drew to a close, several leading indicators hinted at weaker-than-expected economic growth and the market began to pick up steam. Realizing the new data could well be enough to ease the Fed's inflation concerns, we became a bit less defensive and adjusted duration to a slightly more neutral position, redeploying assets in intermediate-term securities and matching the benchmark's duration more closely. Believing the Fed will stand pat on interest rates throughout the summer, we anticipate maintaining this "ladder" positioning for the near term.

--------------------------------------------------------------------------------
Table entitled "Scorecard" at bottom of left hand column. The header for the left hand column is "Investment"; the header for the right column is "Recent performance .. and what's behind the numbers." The first listing is "Owens Illinois" followed by an up arrow and the phrase "Tender offer sparks gains from sale of bonds." The second listing is "Riverwood International" followed by a horizontal arrow and the phrase "Stabilization in paper prices." The third listing is "TCI Communicatios, Inc." followed by an up arrow and the phrase "Benefited from consolidation trend." Footnote below reads: "See "Schedule of Investments". Investment holdings are subject to change."
--------------------------------------------------------------------------------

Emerging markets add value
With the exception of a few weeks in late March and early April, yield spreads-the difference in yields offered by corporate and Treasury bonds, and corporate bonds of varying credit quality-continued to narrow, contributing to the Fund's solid performance. Investors' continuing appetite for yield and the financial strength of corporate America helped boost corporate bond prices and push yields lower, bringing them closer to one another and to the yields offered by Treasury securities. The Fund benefited substantially as corporate bonds comprised the bulk of the portfolio's net assets.

     As a natural result of narrowing yield spreads, risk premiums have come down. This means that the level of return one anticipates earning in exchange for taking on more risk is not as much as it was a year or two ago. The challenge for us then was to find securities with attractive yield potential commensurate with the risks involved in owning them. Given this reality, we have begun to upgrade the portfolio's credit quality by slightly reducing exposure to high-yield bonds.

     One way we have been able to improve quality without sacrificing yield has been to explore opportunities in emerging-market corporate bonds whose values are pegged to the U.S. dollar. As privatization and fiscal responsibility take hold in many emerging nations, attractive opportunities are coming to market. Our in-depth credit research has led us to several issues positioned to perform well, particularly bonds involved in project finance. Bonds issued by Transgas in Colombia to finance the construction of gas pipelines is a fine example. Other solid performers include Petros Mexicanos, a state-

================================================================================

                      John Hancock Funds - Investors Trust


--------------------------------------------------------------------------------
Bar chart with heading "Fund Performance" at top of the left hand column. Under the heading is the footnote "For the six months ended June 30, 1997." The chart is scaled in increments of 1% from top to bottom, with 4% at the top and 0% at the bottom. Within the chart there are two solid bars. The first represents the 3.93% total return for John Hancock Investors Trust. The second represents the 2.68% total return for the average open-end corporate debt A-rated debt fund. A footnote below reads: "The total return for John Hancock Investors Trust is at net asset value with all distributions reinvested. The average open-end corporate debt A-rated fund is tracked by Lipper Analytical Services, Inc."
--------------------------------------------------------------------------------

owned oil company in Mexico; Yanacocha, a Peruvian mining company, and Camuzzi Gas, a gas company in Argentina. Issues such as these are compelling to own because no corporation's credit rating is allowed to be higher than that of its home country's government bonds. Consequently, the better creditworthiness of many emerging-market corporate debt securities is often masked.

Three industry  sectors stand out
The Fund's portfolio is broadly diversified with roughly 200 securities representing nearly 20 industry sectors. Media, financial services and utility companies are three areas we have emphasized over the period. The deregulation and consolidation that is taking place in the media sector has created numerous opportunities for debt issuers to receive credit upgrades. TCI Communications, Inc. is one holding that has performed extremely well.

     Deregulation is also a theme in the utility industry. Many companies with below-investment-grade ratings are being acquired by more financially sound firms. Long Island Lighting is in the process of being purchased by investment-grade rated Brooklyn Union Gas. The bonds issued by Long Island Lighting have enjoyed substantial price appreciation in anticipation of that event.

"...inflation
worries
will likely
remain..."

     Three types of financial securities have also helped the Fund: Yankee bonds, surplus notes and bank capital notes. Yankee bonds are dollar-denominated high quality foreign bank securities issued in the Unites States; surplus notes are highly-rated debt issued by insurance companies; and bank capital notes are junior subordinated debt of a bank that is carried on balance sheets as equity, yet interest is deductible. These securities have not been widely followed by analysts, either because they are fairly new to the market or misunderstood. By conducting extensive research, we understood their potential early on and the Fund benefited when the market began to recognize it.

Outlook: optimistic yet cautious
Market conditions appear more favorable now than when the fiscal year began. Although we are optimistic, we fully realize that with strong labor numbers and high consumer confidence, inflation worries will likely remain and the Fed may raise interest rates before year's end. Our plan is to keep the Fund's duration relatively similar to its benchmark for the near term and closely monitor upcoming economic reports for signals that would encourage us to shorten duration once again. Selectivity will continue to be emphasized in terms of credit quality and valuation.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
    Publicly traded bonds and direct placement security
    (cost - $148,142,460) ......................................   $151,851,056
    Joint repurchase agreement (cost - $4,983,000) .............      4,983,000
                                                                   ------------
 ...............................................................    156,834,056
  Receivable for investments sold ..............................      5,362,548
  Interest receivable ..........................................      2,895,738
  Other assets .................................................          5,784
                                                                   ------------
                              Total Assets .....................    165,098,126
                              -------------------------------------------------
Liabilities:
  Payable for investments purchased ............................      1,759,338
  Dividend payable .............................................        385,295
  Payable for futures variation margin - Note A ................            563
  Payable to John Hancock Advisers, Inc.
    and affiliates - Note B ....................................        319,892
  Accounts payable and accrued expenses ........................         50,943
                                                                   ------------
                              Total Liabilities ................      2,516,031
                              -------------------------------------------------
Net Assets:
  Capital paid-in ..............................................    160,024,574
  Accumulated net realized loss on investments
    and financial futures contracts ............................  (   1,216,727)
  Net unrealized appreciation of investments
    and financial futures contracts ............................      3,711,292
  Undistributed net investment income ..........................         62,956
                                                                   ------------
                              Net Assets .......................   $162,582,095
                              =================================================
Net Asset Value Per Share:
  (Based on 7,662,181 shares of beneficial
  interest outstanding - 20 million shares
  authorized with no par value) ................................   $      21.22
                              =================================================


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest .....................................................     $6,829,847
                                                                     ----------
  Expenses:
    Investment management fee - Note B .........................        505,062
    Transfer agent fee - Note B ................................         59,205
    Printing ...................................................         41,806
    Custodian fee ..............................................         31,520
    Auditing fee ...............................................         20,415
    Financial services fee - Note B ............................         15,054
    New York Stock Exchange fee ................................          8,925
    Trustees' fees .............................................          7,158
    Miscellaneous ..............................................          2,914
    Legal fees .................................................          2,557
                                                                     ----------
                              Total Expenses ...................        694,616
                              -------------------------------------------------
                              Net Investment Income ............      6,135,231
                              -------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain on investments sold ........................        377,217
  Net realized loss on financial futures contracts .............    (     6,070)
  Change in net unrealized appreciation/depreciation
    of investments .............................................    (   462,030)
  Change in net unrealized appreciation/depreciation
    of financial futures contracts .............................          2,125
                                                                     ----------
                              Net Realized and Unrealized Loss on
                              Investments and Financial
                              Futures Contracts ................    (    88,758)
                              -------------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ........     $6,046,473
                              =================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED       SIX MONTHS ENDED
                                                                                                DECEMBER 31,        JUNE 30, 1997
                                                                                                    1996             (UNAUDITED)
                                                                                              ---------------     ---------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ...................................................................    $  12,355,792       $   6,135,231
  Net realized gain (loss) on investments sold and financial futures contracts ............   (      168,934)            371,147
  Change in net unrealized appreciation/depreciation of investments and
    financial futures contracts ...........................................................   (    5,201,688)     (      459,905)
                                                                                               -------------       -------------
    Net Increase in Net Assets Resulting from Operations ..................................        6,985,170           6,046,473
                                                                                               -------------       -------------
Distributions to Shareholders:
  Dividends from net investment income ($1.6300 and $0.7950 per share, respectively) ......   (   12,372,866)     (    6,083,393)
From Fund Share Transactions - Net*:
  (Market value of shares issued in reinvestment of distributions) ........................        1,636,446             396,034
                                                                                               -------------       -------------
Net Assets:
  Beginning of period .....................................................................      165,974,231         162,222,981
                                                                                               -------------       -------------
  End of period (including undistributed net investment income
  of $11,118  and $62,956, respectively) ..................................................    $ 162,222,981       $ 162,582,095
                                                                                               =============       =============
* Analysis of Fund Share Transactions:
  Shares outstanding, beginning of period .................................................        7,560,164           7,642,129
  Shares issued to shareholders in reinvestment of distributions ..........................           81,965              20,052
                                                                                               -------------       -------------
  Shares outstanding, end of period .......................................................        7,642,129           7,662,181
                                                                                               =============       =============


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase due to reinvestment in the Fund. The footnote illustrates the number of Fund shares outstanding at the beginning of the period, reinvested and outstanding at the end of the period, for the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,             SIX MONTHS ENDED
                                                             -------------------------------------------------------- JUNE 30, 1997
                                                                1992        1993        1994        1995        1996    (UNAUDITED)
                                                             --------    --------    --------    --------    --------   -----------
Per Share Operating Performance
  Net Asset Value, Beginning of Period ....................  $  21.61    $  21.62    $  22.15    $  19.78    $  21.95    $  21.23
                                                             --------    --------    --------    --------    --------    --------
  Net Investment Income ...................................      1.85        1.76        1.68        1.68        1.63        0.80
  Net Realized and Unrealized Gain (Loss)
    on Investments and Financial Futures Contracts ........      0.03        1.07   (    2.34)       2.17   (    0.72)  (    0.01)
                                                             --------    --------    --------    --------    --------    --------
  Total from Investment Operations ........................      1.88        2.83   (    0.66)       3.85        0.91        0.79
                                                             --------    --------    --------    --------    --------    --------
  Less Distributions:
  Dividends from Net Investment Income .................... (    1.87)  (    1.76)  (    1.68)  (    1.68)  (    1.63)  (    0.80)
  Distributions from Net Realized Gain on Investments
    Sold and Financial Futures Contracts ..................       -     (    0.49)  (    0.03)        -           -           -
  Temporary Overdistribution ..............................       -     (    0.05)        -           -           -           -
                                                             --------    --------    --------    --------    --------    --------
  Total Distributions ..................................... (    1.87)  (    2.30)  (    1.71)  (    1.68)  (    1.63)  (    0.80)
                                                             --------    --------    --------    --------    --------    --------
  Net Asset Value, End of Period ..........................  $  21.62    $  22.15    $  19.78    $  21.95    $  21.23    $  21.22
                                                             ========    ========    ========    ========    ========    ========
  Per Share Market Value, End of Period ...................  $  23.50    $ 22.375    $  17.88    $  20.50    $  19.50    $ 20.625
  Total Investment Return at Market Value .................     6.54%       5.35%   (  12.92%)     24.33%       3.13%       9.98%(1)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ................  $157,757    $163,709    $147,916    $165,974    $162,223    $162,582
  Ratio of Expenses to Average  Net Assets ................     0.82%       0.85%       0.88%       0.85%       0.85%       0.86%(2)
  Ratio of Net Investment Income to Average Net Assets ....     8.58%       7.78%       8.11%       7.93%       7.65%       7.62%(2)
  Portfolio Turnover Rate .................................      104%         99%         82%        102%        118%         65%

(1) Not annualized.
(2) Annualized.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. It also shows the total investment return for each period based on the market value of Fund shares. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Investors Trust on June 30, 1997. It's divided into two main categories: publicly traded bonds and direct placement security, and short-term investments. The securities are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----
PUBLICLY TRADED BONDS AND DIRECT PLACEMENT SECURITY
Aerospace (0.39%)
  Jet Equipment Trust,
    Equipment Trust Cert Ser 95B2  08-15-14 (R) ...........    10.910%          BBB-        $   550   $   640,640
                                                                                                      -----------
Banks (12.05%)
  Abbey National First Capital, B.V.,
    Sub Note (United Kingdom) 10-15-04, (Y) ...............     8.200           AA-           1,000     1,065,430
  ABN-Amro Bank N.V. - Chicago Branch,
    Gtd Sub Deb (Netherlands) 05-31-05, (Y) ...............     7.250           AA-             500       506,475
  African Development Bank,
    Sub Note (Supra National) 12-15-03, (Y) ...............     9.750           AA-           1,000     1,153,000
  Bank of New York,
    Cap Security  12-01-26 (R) ............................     7.780           A-              570       549,338
  Banque National de Paris - New York Branch,
    Sub Note (France) 01-15-07, (Y) .......................     7.200           A               520       516,932
  Barclays North American Capital Corp.,
    Gtd Cap Note  05-15-21 ................................     9.750           AA-             900     1,004,157
  Dao Heng Bank Ltd.,
    Sub Note (Hong Kong) 01-24-07 (R), (Y) ................     7.750           BBB             500       501,345
  Humpuss Funding Corp.,
    Gtd Note  12-15-09 (R) ................................     7.720           Baa2            518       513,320
  International Bank For Reconstruction and Development,
    30 Yr Bond (Supra National) 10-15-16, (Y) .............     8.625           AAA           3,800     4,432,206
  Landeskreditbank Baden - Wuerttemberg,
    Sub Note (Germany) 02-01-23, (Y) ......................     7.625           AAA           1,300     1,354,873
  National Westminster Bank PLC - New York Branch,
    Sub Note  05-01-01 ....................................     9.450           AA-           1,200     1,308,948
  Scotland International Finance No. 2 B.V.,
    Gtd Sub Note (United Kingdom) 11-01-06 (R), (Y) .......     8.850           A+              750       835,195
  Scotland International Finance No. 2, B.V.,
    Gtd Sub Note (Netherlands) 01-27-04 (R), (Y) ..........     8.800           A             2,000     2,180,780
  Security Pacific Corp.,
    Medium Term Sub Note  05-09-01 ........................    10.360           A             1,750     1,957,760
    Sub Note  11-15-00 ....................................    11.500           A             1,000     1,140,590
  State Street Institutional Capital B,
    Cap Security  02-28-27 (R) ............................     8.035           A               570       571,425
                                                                                                      -----------
                                                                                                       19,591,774
                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       9

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Chemicals (0.55%)
  OPP Petroquimica S.A., (Brazil),
    Bond (Brazil) 10-29-04 (R), (Y) .......................    11.000%          BB-          $  545   $   567,481
  Sociedad Quimica y Minera de Chile S.A.,
    Loan Part Ctf (Chile) 09-15-06 (R), (Y) ...............     7.700           BBB+            320       324,000
                                                                                                      -----------
                                                                                                          891,481
                                                                                                      -----------
Containers (0.40%)
  Stone Container Corp.,
    Unit (Sr Sub Deb & Supplemental Interest Cert) 04-01-02    10.750           B-              630       642,600
                                                                                                      -----------
Cosmetics & Personal Care (0.43%)
  Johnson & Johnson,
    Deb 11-15-23 ..........................................     6.730           AAA             750       706,005
                                                                                                      -----------
Energy (1.17%)
  AES China Generating Co. Ltd.,
    Note (China) 12-15-06, (Y) ............................    10.125           BB-             285       300,675
  AES Corp.,
    Sr Sub Note  06-15-00 .................................     9.750           B+              635       655,638
    Sr Sub Note  07-15-06 .................................    10.250           B+              450       489,375
  CalEnergy Co. Inc.,
    Sr Note  09-15-06 .....................................     9.500           BB-             435       463,462
                                                                                                      -----------
                                                                                                        1,909,150
                                                                                                      -----------
Finance (11.31%)
  APP Finance II Mauritius Ltd.,
    Bond (Indonesia) 02-15-04 (R), (Y) ....................    12.000           B+              575       586,500
  Banc One Credit Card Master Trust,
    Asset Backed Ctf Ser 1994-B Class A  12-15-99 .........     7.550           AAA           1,000     1,006,250
  British Telecom Finance, Inc.,
    Gtd Deb (United Kingdom) 02-15-19, (Y) ................     9.625           AAA           1,075     1,173,685
  BVPS II Funding Corp.,
    Collateralized Lease Bond  06-01-17 ...................     8.890           BB+             700       703,507
  CIT Group Holdings, Inc.,
    Deb  03-15-01 .........................................     9.250           A             1,000     1,085,170
  Constitution Capital Trust I,
    Cap Security  04-15-27 (R) ............................     9.150           BBB             400       401,028
  ContiFinancial Corp.,
    Sr Note  08-15-03 .....................................     8.375           BB+             385       393,181
  CS First Boston,
    Sub Note  05-15-06 (R) ................................     7.750           AA-             485       501,922
  CSW Investments,
    Sr Note (United Kingdom) 08-01-06 (R), (Y) ............     7.450           A-              450       452,651
  DSPL Finance Co. B.V.,
    Gtd Sr Sec Note (Netherlands) 12-30-10 (R), (Y) .......     9.120           BBB             500       513,125

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Finance (continued)
  Green Tree Home Improvement Loan Trust,
    Pass Thru Ctf Ser 1995-D Class M-1  09-15-25 ..........     6.950%          Aa2          $  650   $   647,563
    Pass Thru Ctf Ser 1996-F Class HI: A3  10-15-26 .......     6.750           AAA             300       295,107
    Pass Thru Ctf Ser 1997-A Class HI: A3  08-15-23 .......     7.050           AAA             575       577,335
  Greenpoint Capital Trust I,
    Cap Security  06-01-27 (R) ............................     9.100           BB              350       351,330
  IMC Home Equity Loan Trust,
    Pass Thru Ctf Ser 1996-1 Class A-5  12-25-13 ..........     6.290           AAA             720       706,725
  MBNA Master Credit Card Trust,
    Ser 1995-D Class A  11-15-02 ..........................     6.050           AAA           1,585     1,568,151
  Merrill Lynch Mortgage Investors, Inc.,
    Sub Bond Ser 1992-B Class B  03-15-12 .................     8.500           Aaa             365       373,478
  Midland American Capital Corp.,
    Gtd Deb  11-15-03 .....................................    12.750           A             1,650     1,784,393
  Polytama International Finance B.V.,
    Gtd Sec Note (Indonesia) 06-15-07, (Y) ................    11.250           B+              495       507,530
  Santander Financial Issuances Ltd.,
    Gtd Sub Note (Spain) 04-15-05, (Y) ....................     7.875           A+              660       686,539
  Standard Credit Card Master Trust,
    Credit Card Part Ctf Ser 1995-10 Class A  02-07-01 ....     5.900           AAA             485       482,575
  Termoemcali Funding Corp.,
    Sr Sec Note  12-15-14 (R) .............................    10.125           BBB-            360       390,600
  Trump Hotels & Casino Resorts Funding,
    Inc./Holdings, L.P.,
    Sr Sec Note  06-15-05 .................................    15.500           B+              550       638,000
  UCFC Home Equity Loan Trust,
    Pass Thru Ctf Ser 1996-D1 Class A6  02-15-25 ..........     7.180           AAA             730       728,631
  United Companies Financial Corp.,
    Sr Note  07-15-04 .....................................     7.700           BBB-            575       566,841
  Viasystems Inc.,
    Sr Sub Note  06-01-07 (R) .............................     9.750           B-              285       288,118
  Wharf International Finance Ltd.,
    Gtd Note (Cayman Islands) 03-13-07 (R), (Y) ...........     7.625           A               480       477,859
  Yanacocha Receivables Master Trust,
    Pass Thru Cert Ser 1997-A (Mexico) 06-15-05 (R), (Y) ..     8.400           BBB-            485       495,913
                                                                                                      -----------
                                                                                                       18,383,707
                                                                                                      -----------
Food (0.16%)
  Arisco Produtos Alimenticios S.A.,
    Bond (Brazil) 05-22-05 (R), (Y) .......................    10.750           NR              250       255,625
                                                                                                      -----------
Funeral Services & Related (0.45%)
  Loewen Group International, Inc.,
    Gtd Sr Note  10-15-03 .................................     8.250           BB+             710       733,963
                                                                                                      -----------
Glass Products (0.29%)
  Vicap S.A. de C.V.,
    Gtd Sr Note (Mexico) 05-15-07 (R), (Y) ................    11.375           B+              450       470,025
                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       11

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Government - Foreign (3.10%)
  City of Moscow (Russia),
    Note (Russia) 05-31-00 (R), (Y) .......................     9.500%          NR           $  575   $   581,469
  Croatia, Republic of,
    Sr Note (Croatia) 02-27-02 (R), (Y) ...................     7.000           BBB-            500       486,840
  Nova Scotia, Province of,
    Deb (Canada) 04-01-22, (Y) ............................     8.750           A-              750       854,498
  Ontario, Province of,
    Bond (Canada) 06-04-02, (Y) ...........................     7.750           AA-             500       522,435
    Deb (Canada) 08-31-12, (Y) ............................    15.250           AA-             350       375,522
  Petroleos Mexicanos,
    Gtd Note (Mexico) 06-01-07 (R), (Y) ...................     9.000           NR              595       604,669
  Quebec, Province of,
    Deb (Canada) 10-01-13, (Y) ............................    13.000           A+              500       562,455
  Republic of Panama, (Panama),
    Note (Panama) 02-13-02 (R), (Y) .......................     7.875           BB+             475       472,625
  Saskatchewan, Province of,
    Bond (Canada) 12-15-20, (Y) ...........................     9.375           A-              480       581,587
                                                                                                      -----------
                                                                                                        5,042,100
                                                                                                      -----------
Government - U.S. (15.23%)
  United States Treasury,
    Bond  08-15-17 ........................................     8.875           AAA           4,077     4,965,664
    Bond  05-15-18 ........................................     9.125           AAA           3,250     4,058,958
    Bond  02-15-23 + ......................................     7.125           AAA           3,961     4,079,830
    Note  04-15-98 ........................................     7.875           AAA           1,000     1,016,250
    Note  02-15-99 ........................................     8.875           AAA           3,260     3,401,614
    Note  11-30-99 ........................................     7.750           AAA           2,075     2,147,293
    Note  05-15-01 ........................................     8.000           AAA           1,323     1,397,419
    Note  05-15-02 ........................................     7.500           AAA           2,196     2,297,916
    Note  02-15-05 ........................................     7.500           AAA           1,312     1,388,253
                                                                                                      -----------
                                                                                                       24,753,197
                                                                                                      -----------
Government - U.S. Agencies (8.14%)
  Federal Home Loan Mortgage Corp.,
    20 Yr Pass Thru Ctf  01-01-16 .........................    11.250           AAA             520       581,377
  Federal National Mortgage Assn.,
    15 Yr SF Pass Thru Ctf  01-25-05 ......................     8.000           AAA           1,000     1,029,060
    15 Yr SF Pass Thru Ctf  02-01-08 ......................     7.500           AAA             528       538,030
    15 Yr SF Pass Thru Ctf  06-01-10 ......................     7.000           AAA             955       952,909
    30 Yr SF Pass Thru Ctf  10-01-23 ......................     7.000           AAA             784       772,460
  Government National Mortgage Assn.,
    30 Yr SF Pass Thru Ctf 11-15-19 to 11-15-20 ...........     9.500           AAA             108       116,641
    30 Yr SF Pass Thru Ctf 11-15-20 .......................    10.000           AAA             286       315,431
    30 Yr Sf Pass Thru Ctf 01-15-21 to 02-15-25 ...........     9.500           AAA           1,064     1,150,632

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Government - U.S. Agencies (continued)
    30 Yr SF Pass Thru Ctf 04-15-21 .......................     9.000%          AAA          $  528   $   564,285
    30 Yr Sf Pass Thru Ctf 01-15-23 to 03-15-23 ...........     8.500           AAA           1,355     1,416,582
    30 Yr SF Pass Thru Ctf 03-15-24 to 02-15-26 ...........     7.500           AAA           3,113     3,122,555
  Tennessee Valley Authority,
    Power Bonds 1989 Ser G  11-15-29 ......................     8.625           AAA           2,500     2,676,000
                                                                                                      -----------
                                                                                                       13,235,962
                                                                                                      -----------
Insurance (4.80%)
  Conseco, Inc.,
    Sr Note  12-15-04 .....................................    10.500           BBB             715       838,767
  Equitable Life Assurance Society of the United States,
    Surplus Note  12-01-05 (R) ............................     6.950           A               550       544,844
  Fairfax Financial Holdings Ltd.,
    Note  04-15-26 ........................................     8.300           BBB+            670       695,447
  Liberty Mutual Insurance Co.,
    Surplus Note  05-04-07 (R) ............................     8.200           A+            1,050     1,118,471
    Surplus Note  10-15-26 (R) ............................     7.875           NR              415       414,087
  Massachusetts Mutual Life Insurance Co.,
    Surplus Note  11-15-23 (R) ............................     7.625           AA            1,100     1,094,258
  NAC Re Corp.,
    Note  06-15-99 ........................................     8.000           A-              355       364,745
  New York Life Insurance Co.,
    Surplus Note  12-15-23 (R) ............................     7.500           AA-           1,500     1,414,425
  Sun Canada Financial Co.,
    Gtd Sub Note  12-15-07 (R) ............................     6.625           AA              725       689,700
  URC Holdings Corp.,
    Sr Note  06-20-06 (R) .................................     7.875           A-              615       634,803
                                                                                                      -----------
                                                                                                        7,809,547
                                                                                                      -----------
Leisure (0.47%)
  Mohegan Tribal Gaming Authority,
    Sr Sec Note Ser B  11-15-02 ...........................    13.500           BB+             150       196,500
  Showboat Marina Casino Partnership/Finance Corp.,
    1st Mtg Note Ser B  03-15-03 ..........................    13.500           B               500       572,500
                                                                                                      -----------
                                                                                                          769,000
                                                                                                      -----------
Media (5.53%)
  Azteca Holdings S.A., (Mexico),
    Sr Note (Mexico) 06-15-02 (R), (Y) ....................    11.000           B-              180       183,825
  Century Communications Corp.,
    Sr Note  08-15-00 .....................................     9.500           BB-             275       284,625
  Comcast Corp.,
    Sr Sub Deb  07-15-12 ..................................    10.625           BB+             585       690,300
  Continental Cablevision, Inc.,
    Sr Sub Deb  06-01-07 ..................................    11.000           BBB           1,210     1,360,585
  Le Groupe Videotron Ltee,
    Sr Note (Canada) 02-15-05, (Y) ........................    10.625           BB+             250       278,750

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Media (continued)
  News America Holdings Inc.,
    Gtd Sr Deb  08-10-18 ..................................     8.250%          BBB          $  735   $   741,306
    Sr Note  10-15-99 .....................................     9.125           BBB           1,000     1,054,240
  Rogers Cablesystems Ltd.,
    Sr Note Ser B (Canada) 03-15-05, (Y) ..................    10.000           BB+             800       864,000
  SFX Broadcasting, Inc.,
    Sr Sub Note Ser B  05-15-06 ...........................    10.750           B-              475       513,000
  TeleWest Communications PLC,
    Sr Deb (United Kingdom) 10-01-06, (Y) .................     9.625           B+              365       375,950
  Time Warner, Inc.,
    Deb  01-15-13 .........................................     9.125           BBB-            565       624,732
  TKR Cable I, Inc.,
    Sr Deb  10-30-07 ......................................    10.500           BBB-          1,495     1,648,761
  Viacom Inc.,
    Sr Note  06-01-05 .....................................     7.750           BB+             373       370,176
                                                                                                      -----------
                                                                                                        8,990,250
                                                                                                      -----------
Medical (0.45%)
  Quest Diagnostics, Inc.,
    Sr Sub Note  12-15-06 .................................    10.750           B+              340       369,750
  Tenet Healthcare Corp.,
    Sr Sub Note  01-15-07 .................................     8.625           B+              345       351,900
                                                                                                      -----------
                                                                                                          721,650
                                                                                                      -----------
Mortgage Banking (0.87%)
  Deutsche Financial Capital 1997-1,
    Note  09-15-27 ........................................     7.100           NR              920       914,250
  TriNet Corporate Realty Trust, Inc.,
    Note  05-15-01 ........................................     7.300           BBB-            500       505,000
                                                                                                      -----------
                                                                                                        1,419,250
                                                                                                      -----------
Oil & Gas (2.49%)
  Ashland Oil, Inc.,
    SF Deb  10-15-17 ......................................    11.125           BBB           1,000     1,067,560
  Camuzzi Gas Pampeana S.A.,
    Note 12-15-01 .........................................     9.250           BBB-            315       328,388
  Enserch Exploration, Inc.,
    Pass Thru Ctf  01-02-09 (R) ...........................     7.540           NR              510       504,992
  Maxus Energy Corp.,
    Deb  05-01-13 .........................................    11.250           BBB-            125       129,375
  Norsk Hydro ASA,
    Deb (Norway) 10-01-16, (Y) ............................     7.500           A               690       697,604
  Petroliam Nasional Berhad,
    Bond (Malaysia) 10-15-26 (R), (Y) .....................     7.625           A+              580       579,223
  Transgas de Occidenta S.A.,
    Sr Note (Colombia) 11-01-10 (R), (Y) ..................     9.790           BBB-            707       747,672
                                                                                                      -----------
                                                                                                        4,054,814
                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Paper & Paper Products (1.62%)
  Copamex Industrias, S.A. de C.V.,
    Bond (Mexico) 04-30-04 (R), (Y) .......................    11.375%          BB           $  425   $   457,406
  Georgia Pacific Corp.,
    Deb  01-15-18 .........................................     9.750           BBB-            655       683,663
    Deb  02-15-18 .........................................     9.500           BBB-            450       468,995
  Indah Kiat International Finance Co.,
    Gtd Sec Bond Ser C (Indonesia) 06-15-06, (Y) ..........    12.500           BB              490       554,925
  S.D. Warren Co.,
    Sr Sub Note  12-15-04 .................................    12.000           B+              415       460,650
                                                                                                      -----------
                                                                                                        2,625,639
                                                                                                      -----------
Retail (2.01%)
  Kroger Co. (The),
    Lease Ctf  02-01-09 ...................................    12.950           BBB-          1,910     2,122,965
  May Department Stores Co. (The),
    Deb  06-15-18 .........................................    10.750           A               126       132,349
  Safeway Inc.,
    Deb  01-15-09 .........................................    13.500           BBB             474       527,222
  Supermercados Norte,
    Bond (Argentina) 02-09-04 (R), (Y) ....................    10.875           NR              470       481,750
                                                                                                      -----------
                                                                                                        3,264,286
                                                                                                      -----------
Steel (0.81%)
  CSN Iron, S.A.,
    Gtd Note (Panama) 06-01-07 (R), (Y) ...................     9.125           NR              485       471,360
  IVACO Inc.,
    Sr Note (Canada) 09-15-05, (Y) ........................    11.500           B+              310       332,475
  NS Group, Inc.,
    Unit (Sr Sec Note & Warrant)  07-15-03 ................    13.500           NR              300       357,000
  Weirton Steel Corp.,
    Sr Note  03-01-98 .....................................    11.500           B               149       152,725
                                                                                                      -----------
                                                                                                        1,313,560
                                                                                                      -----------
Telecommunications (1.91%)
  Impsat Corp.,
    Gtd Sr Sec Note (Argentina) 07-15-03, (Y) .............    12.125           BB-             345       370,013
  Jasmine Submarine,
    Gtd Sr Note  05-30-11 (R) .............................     8.483           Baa1            500       501,265
  NEXTEL Communications, Inc.,
    Note 09-01-03 .........................................    11.500           CCC-            670       579,550
  Paging Network, Inc.,
    Sr Sub Note (Brazil) 10-15-08, (Y) ....................    10.000           B               475       461,344
  Qwest Communications International Inc.,
    Senior Notes 04-01-07 (R) .............................    10.875           B2              445       482,825
  TCI Communications, Inc.,
    Sr Deb  08-01-15 ......................................     8.750           BBB-            678       710,612
                                                                                                      -----------
                                                                                                        3,105,609
                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       15

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Tobacco (0.50%)
  RJR Nabisco, Inc.,
    Note  12-01-02 ........................................     8.625%          BBB-        $   445   $   457,429
    Note  09-15-03 ........................................     7.625           BBB-            365       359,510
                                                                                                      -----------
                                                                                                          816,939
                                                                                                      -----------
Transportation (5.57%)
  America West Airlines,
    Pass Thru Ctf Ser B  07-02-09 .........................     6.930           A-              515       508,563
  Continental Airlines,
    Pass Thru Ctf Ser 96-C  04-15-15 ......................     9.500           BBB             490       551,279
  Delta Air Lines, Inc.,
    Equipment Trust Ctf Ser A  06-01-08 ...................    10.000           BBB           2,000     2,374,300
  Greater Beijing First Expressways Ltd.,
    Sr Note (China) 06-15-04 (R), (Y) .....................     9.250           NR              450       454,500
  Northwest Airlines Inc.,
    Gtd Note  03-15-04 ....................................     8.375           BB-             770       782,705
    Pass Thru Ctf Ser 1996-1C  01-02-05 ...................    10.150           BB+             325       344,680
    Pass Thru Ctf Ser 1996-1D  07-02-16 ...................     8.970           BBB-            395       430,205
  NWA Trust,
    Sr Note Ser A  06-21-14 ...............................     9.250           AA              571       643,906
  Rail Car Trust,
    Pass Thru Ser 1992-1 Class A  06-01-04 ................     7.750           AAA           1,521     1,576,843
  Scandinavian Airlines System,
    Deb (Multinational) 07-20-99, (Y) .....................     9.125           A3              700       733,688
  USAir, Inc.,
    Pass Thru Ctf Ser 1990-A1  03-19-05 ...................    11.200           BB+             626       661,506
                                                                                                      -----------
                                                                                                        9,062,175
                                                                                                      -----------
Utilities (12.70%)
  Calpine Corp.,
    Sr Note  05-15-06 .....................................    10.500           B+              465       502,200
  CE Casecnan Water & Energy Co., Inc.,
    Sr Note Ser A (Philippine Islands) 11-15-05, (Y) ......    11.450           BB              400       444,000
  Cleveland Electric Illuminating Co. & Toledo Edison Co.,
    Sec Note Ser A  07-01-04 (R) ..........................     7.670           BB+             565       570,650
  Cleveland Electric Illuminating Co.,
    1st Mtg Ser B  05-15-05 ...............................     9.500           BB            1,045     1,124,053
  Compania Paranaense de Energy,
    Note (Brazil) 05-02-05 (R), (Y) .......................     9.750           BB-             250       258,750
  EIP Funding-PNM,
    Sec Fac Bond  10-01-12 ................................    10.250           Ba2             725       792,000
  Enersis S.A.,
    Note (Chile) 12-01-16, (Y) ............................     7.400           A-              795       770,292
  Entergy Louisiana, Inc.,
    Sec Lease Oblig Bond  01-02-17 ........................     8.090           NR              490       491,225
  Fideicomiso Petacalco Trust,
    Sr Sec Note (Mexico) 12-23-09 (R), (Y) ................    10.160           BB              450       466,313

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


                                                                                           PAR  VALUE
                                                               INTEREST         S&P          (000s        MARKET
ISSUER, DESCRIPTION                                              RATE          RATING*      OMITTED)      VALUE
-------------------                                              ----          -------      --------      -----

Utilities (continued)
  First PV Funding Corp.,
    Deb Ser 86A  01-15-14 .................................    10.300%          BB-          $  219   $   230,949
    Deb Ser 86B  01-15-16 .................................    10.150           BB-             719       757,848
  Fitchburg Holding Corp.,
    Sec Note  01-31-03 (r) ................................    15.750                         1,979     2,136,806
  GTE Corp.,
    Deb  11-15-17 .........................................    10.300           A               500       531,480
    Deb  11-01-20 .........................................    10.250           A             1,500     1,694,685
  Hydro-Quebec,
    Gtd Bond (Canada) 02-01-21, (Y) .......................     9.400           A+              900     1,067,886
    Gtd Deb Ser IF (Canada) 02-01-03, (Y) .................     7.375           A+              750       763,695
  Iberdrola International B.V.,
    Note (Spain) 10-01-02, (Y) ............................     7.500           AA-           1,000     1,028,680
  Long Island Lighting Co.,
    Deb  07-15-19 .........................................     8.900           BB+             190       198,031
    Gen Ref Mtg  05-01-21 .................................     9.750           BBB-            900       912,096
    Gen Ref Mtg  07-01-24 .................................     9.625           BBB-          1,045     1,071,125
  Louisiana Power & Light,
    Lt Corporate Bonds  01-02-17 ..........................    10.670           BBB-          1,350     1,437,831
  Midland Cogeneration Venture L.P.,
    Sec Deb Ser C-91  07-23-02 ............................    10.330           BB            1,183     1,265,377
  Midland Funding Corp. II,
    Deb  07-23-05 .........................................    11.750           B               300       349,191
    Deb Ser B  07-23-06 ...................................    13.250           B               225       273,929
  Puget Sound Energy Inc.,
    Jr Sub Deb 06-01-27 (R) ...............................     8.231           BBB             320       324,800
  System Energy Resources, Inc.,
    1st Mtg  08-01-01 .....................................     7.710           BBB-            590       603,275
  Tenaga Nasional Berhad,
    Note (Malaysia) 06-15-04 (R), (Y) .....................     7.875           A+              550       574,941
                                                                                                      -----------
                                                                                                       20,642,108
                                                                                                      -----------
                           TOTAL PUBLICLY TRADED BONDS AND DIRECT PLACEMENT SECURITY
                                                                 (Cost $148,142,460)        (93.40%) $151,851,056








                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust

                                                                                 PAR  VALUE
                                                               INTEREST            (000s        MARKET
ISSUER, DESCRIPTION                                              RATE             OMITTED)      VALUE
-------------------                                              ----             --------      -----
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.06%)
Investment in a joint repurchase agreement transaction
with Toronto Dominion Securities, Ltd., Dated 06-30-97,
Due 07-01-97 (secured by U.S. Treasury Notes, 5.625%
thru 8.125%, Due 07-31-97 thru 11-15-04) - Note A               5.970%           $ 4,983     $  4,983,000
                                                                                 -------     ------------
                                          TOTAL SHORT-TERM INVESTMENTS          (  3.06%)       4,983,000
                                                                                 -------     ------------
                                                     TOTAL INVESTMENTS          ( 96.46%)    $156,834,056
                                                                                 =======     ============

NOTES TO THE SCHEDULE OF INVESTMENTS
(r) The security listed below is restricted to resale. It has been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities in certain circumstances. Additional information on this security is as follows:

                                                                                           MARKET        MARKET
                                                                                         VALUE AS A       VALUE
                                                                                         PERCENTAGE       AS OF
                                                              AQUISITION   AQUISITION     OF FUND'S      JUNE 30,
                                                                 DATE         COST        NET ASSETS       1997
                                                               --------    ----------     ----------    ----------
Fitchburg Holdings Corp., Sec. Note, 15.75%,  01-31-03         02-10-81    $2,293,925       1.31%       $2,136,806

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,984,683 or 16.60% of net assets as of June 30, 1997.

(Y)  Parenthetical  disclosure of a foreign country in the security  description
represents  country  of  foreign  issuer;  however,   security  is  U.S.  dollar
denominated.

+ A portion of this United States Treasury Bond with a value of $106,090 owned by the Fund was designated as margin deposits for futures contracts as of June 30, 1997.

* Credit ratings are unaudited and rated by Moody's Investors Services or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.









                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Investors Trust (the "Fund") is a closed-end investment management company registered under the Investment Company Act of 1940. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $749,047 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforward is used by the Fund, no capital gains distributions will be made. The carryforward expires as follows: December 31, 2002 - $744,673 and December 31, 2004 - $4,374.
Additionally, net capital losses of $196,852 attributable to security transactions occurring after October 31, 1996 are treated as arising on the first day (January 1, 1997) of the Fund's next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

DISCOUNT ON SECURITIES The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjust-

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


ments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

     At June 30, 1997, open positions in financial futures contracts were as follows:

                                                             UNREALIZED
EXPIRATION        OPEN CONTRACT              POSITION       APPRECIATION
----------        -------------              --------       ------------
SEP 97            2 U.S. TREASURY NOTE         LONG            $2,125
                                                               ======

     At June 30, 1997, the Fund has deposited in a segregated account $103,000 par value of U.S. Treasury Bond, 7.125% due 02-15-23, to cover margin requirements on open financial futures contracts.

NOTE B -
MANAGEMENT FEE AND
ADMINISTRATIVE SERVICES

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser, for a continuous investment program, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average weekly net asset value, (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund's average weekly net asset value in excess of $300,000,000.

     In the event normal operating expenses of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceeds 1.5% of the first $30,000,000 of the Fund's average weekly net asset value and 1.0% of the Fund's average weekly net asset value in excess of $30,000,000, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses.

     The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the period was estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At June 30, 1997, the Fund's investment to cover the deferred compensation liability had unrealized appreciation of $571.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligation of the U.S. government and its agencies and short-term securities, during the period ended June 30, 1997 aggregated $56,498,844 and $58,193,643, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated $42,342,237 and $43,046,499, respectively.

     The cost of investments owned at June 30, 1997 (excluding the corporate savings account) for federal income tax purposes was $153,125,460. Gross unrealized appreciation and depreciation of investments at June 30, 1997 aggregated $5,120,425 and $1,411,829, respectively, resulting in net unrealized appreciation of $3,708,596.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


DIVIDENDS AND DISTRIBUTIONS
During 1997, dividends from net investment income totaling $ 0.7950 per share was paid to shareholders. The dates of payment and the amounts per share are as follows:

                                        INCOME
PAYMENT DATE                           DIVIDEND
------------                           --------

March 31, 1997                         $0.3975
June 30, 1997                          $0.3975

INVESTMENT OBJECTIVE AND POLICY
John Hancock Investors Trust is a closed-end diversified management investment company, shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the New York Stock Exchange. Its primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund's assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund's assets may be invested in restricted securities acquired through direct placement. The Fund may issue a single class of senior securities not to exceed 33 1/3% of the market or fair value of its net assets and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of its total assets taken at cost. Substantially all of the Fund's net investment income per year will be distributed to shareholders in quarterly payments. Net realized short-term capital gains, if any, will be distri-buted annually; however, net realized long-term capital gains may be retained and reinvested. All distributions are paid in cash unless the shareholder elects to participate in the Automatic Dividend Reinvestment Plan.

FINANCIAL FUTURES CONTRACTS
The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange. The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

DIVIDEND REINVESTMENT PLAN
John Hancock Investors Trust offers shareholders the opportunity to elect to receive shares of the Fund's Common Shares in lieu of cash dividends. The Plan is available to all shareholders without charge.

     Any shareholder of record of John Hancock Investors Trust ("Investors") may elect to participate in the Automatic Dividend Reinvestment Plan (the "Plan") and receive shares of Investors' Common Shares in lieu of all or a portion of the cash dividends. Shareholders may join the Plan by filling out and mailing an authorization card showing an election to reinvest all or a portion of dividend payments. If received in proper form by State Street Bank and Trust Company, P.O. Box 8209, Boston, Massachusetts 02266-8209 (the "Agent Bank") not later than seven business days before the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker, bank or nominee to participate in the Plan.

     Participation in the Plan may be terminated at any time by written notice to the Agent Bank and such termination will be effective immediately. However, notice of termination must be received seven days prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of Common Shares held by the Agent Bank. A shareholder will receive a cash payment for any fractional share held. The Agent Bank will act as agent for participating shareholders. The Board of Trustees of Investors will declare dividends from net invest-

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                      John Hancock Funds - Investors Trust


ment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in Investors' Common Shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan by the per share net asset value of the Common Shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the Common Shares on the payment date. The market price of the Common Shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of Investors. However, if as of such payment date the market price of the Common Shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to three decimal places, will be credited to your account. Such fractional shares will be entitled to future dividends.

     The shares issued to participating shareholders, including fractional shares, will be held by the Agent Bank in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend which the shareholder has elected to reinvest and the number of shares acquired with such dividend.

     The reinvestment of dividends does not in any way relieve participating shareholders of any federal, state or local income tax which may be due with respect to such dividend. Dividends reinvested in shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

     All correspondence of additional information concerning the plan should be directed to the plan agent, State Street Bank and Trust Company, at P.O. Box 8209, Boston, MA 02266-8209 (telephone 1-800-426-5523).

SHAREHOLDER MEETING
On April 23, 1997, the Annual Meeting of John Hancock  Investors Trust was held.

     The  Shareholders   elected  the  following  Trustees  with  the  votes  as
indicated:

NAME OF TRUSTEE               FOR                 WITHHELD
---------------               ---                 --------

Dennis S. Aronowitz           6,316,133           108,765
Edward J. Boudreau, Jr.       6,324,370           100,528
Richard P. Chapman, Jr.       6,322,596           102,302
William J. Cosgrove           6,322,504           102,394
Douglas M. Costle             6,298,990           125,908
Leland O. Erdahl              6,291,601           133,297
Richard A. Farrell            6,327,113           97,785
Gail D. Fosler                6,297,864           127,034
William F. Glavin             6,296,642           128,256
Anne C. Hodsdon               6,322,008           102,890
Dr. John A. Moore             6,298,324           126,574
Patti McGill Peterson         6,298,154           126,744
John W. Pratt                 6,320,003           104,895
Richard S. Scipione           6,321,172           103,726
Edward J. Spellman            6,326,786           98,112

     The Shareholders also ratified the Trustees' selection of Ernst & Young LLP as auditor for the fiscal year ending December 31, 1997, with the votes tabulated as follows: 6,305,960 FOR, 30,710 AGAINST and 88,228 ABSTAINING.

================================================================================
                                     NOTES

                      John Hancock Funds - Investors Trust

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                    Bulk Rate
       A Global Investment Management Firm                  U.S. Postage
                                                                PAID
101 Huntington Avenue, Boston, MA 02199-7603              S. Hackensack, NJ
1-800-843-0090                                             Permit No. 750
Internet: www.jhancock.com/funds





































[RECYCLE LOGO] Printed on Recycled Paper                              P50SA 6/97
                                                                            8/97